Short-term Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4.0	$ 3.0	$ 2.5
Line of Credit Facility, Interest Rate During Period	3.92%	4.00%	3.75%
Long-term Line of Credit	$ 9.5	$ 3.1	$ 3.9